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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22647

Private Advisors Alternative Strategies Fund

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

The Registrant invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses, in Private Advisors Alternative Strategies Master Fund (CIK 0001536886, Investment Company Act file number 811-22646, the “Master Fund”). As of December 31, 2015, the Registrant invested $22,602,773 in the Master Fund, representing 100.09% of the Registrant’s net assets (offset by approximately (0.09%) of net liabilities and other assets), and representing 34.31% of the Master Fund’s net assets. The Master Fund has included a schedule of investments as of December 31, 2015, in its filing on Form N-Q made with the Securities and Exchange Commission on February 25, 2016.

Notes to Schedule of Investments

Portfolio Valuation

Private Advisors Alternative Strategies Fund (the “Feeder Fund”) is a “feeder” fund within what is known in the investment company industry as a “master-feeder” structure. Within this structure, the Feeder Fund invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses, in another closed-end, non-diversified management company, Private Advisors Alternative Strategies Master Fund (the “Master Fund”). The Feeder Fund’s investment in the Master Fund is valued at the Master Fund’s net asset value and would be considered Level 3 as defined under fair valuation accounting standards. Valuation of private investment funds or “hedge funds” held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s schedule of investments. The Feeder Fund records its investment in the Master Fund at fair value which is represented by the Feeder Fund’s proportionate interest in the net assets of the Master Fund.

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Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ADVISORS ALTERNATIVE STRATEGIES FUND

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	February 25, 2016

By:	/s/ Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	February 25, 2016

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